SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)
Revenue recognition
Remaining performance obligation, practical expedient	true	true
Balances of contract liabilities and contract assets
Contract liabilities	$ 93,071		¥ 505,587		¥ 639,912	¥ 530,642
Revenue recognized included in contract liability balance at the beginning of the period	70,451	¥ 484,388
Revenue from third parties
Total revenue	4,066,756	27,960,979	19,989,562	¥ 8,844,137
Gross profit	209,604	1,441,137	485,551	(532,430)
Loss from operations	(95,698)	(657,974)	(1,276,498)	(1,399,963)
Loss before income tax and share of net income/(loss) of equity investees	(72,146)	(496,048)	(1,217,388)	(1,362,953)
Loss before share of net income/(loss) of equity investees	(73,875)	(507,935)	(1,227,244)	(1,363,523)
Net loss	(73,941)	¥ (508,391)	(1,228,060)	¥ (1,363,480)
Current assets:
Accounts and notes receivable	152,257		734,252		1,046,844
Current liabilities:
Customer advances and deposits and deferred revenue	177,330		910,383		1,219,230	935,437
Shareholders' equity:
Accumulated deficit	$ (2,242,638)		(14,886,214)		(15,419,256)	¥ (14,911,268)
Minimum
Supply chain management services
Customer credit terms	5 days	5 days
Maximum
Supply chain management services
Customer credit terms	120 days	120 days
Effect of change
Revenue from third parties
Gross profit		¥ 28,250
Loss from operations		28,250
Loss before income tax and share of net income/(loss) of equity investees		28,250
Loss before share of net income/(loss) of equity investees		28,250
Net loss		28,250
Current assets:
Accounts and notes receivable					4,766
Current liabilities:
Customer advances and deposits and deferred revenue			25,054		(1,570)
Shareholders' equity:
Accumulated deficit			¥ (25,054)		3,196
Balance without adoption of ASC 606
Revenue from third parties
Gross profit		1,412,887
Loss from operations		(686,224)
Loss before income tax and share of net income/(loss) of equity investees		(524,299)
Loss before share of net income/(loss) of equity investees		(536,186)
Net loss		(536,641)
Current assets:
Accounts and notes receivable					1,042,078
Current liabilities:
Customer advances and deposits and deferred revenue					1,220,800
Shareholders' equity:
Accumulated deficit					¥ (15,422,452)
Express delivery
Revenue from third parties
Total revenue		17,702,869
Express delivery | Effect of change
Revenue from third parties
Total revenue		16,312
Express delivery | Balance without adoption of ASC 606
Revenue from third parties
Total revenue		17,686,557
Freight delivery
Revenue from third parties
Total revenue		4,102,610
Freight delivery | Effect of change
Revenue from third parties
Total revenue		7,172
Freight delivery | Balance without adoption of ASC 606
Revenue from third parties
Total revenue		4,095,438
Supply chain management
Revenue from third parties
Total revenue		2,074,414
Supply chain management | Effect of change
Revenue from third parties
Total revenue		4,766
Supply chain management | Balance without adoption of ASC 606
Revenue from third parties
Total revenue		2,069,648
Express delivery, Freight delivery and Supply chain management
Revenue from third parties
Total revenue		23,879,893
Express delivery, Freight delivery and Supply chain management | Effect of change
Revenue from third parties
Total revenue		28,250
Express delivery, Freight delivery and Supply chain management | Balance without adoption of ASC 606
Revenue from third parties
Total revenue		¥ 23,851,643